Administrative expenses - Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expense by nature
Salaries and wages	$ 157,807	$ 137,450	$ 106,754
Other benefits	19,877	18,768	16,282
Share-based payment expense	13,370	13,265	11,780
Pension contribution - employer	12,067	9,410	4,854
Total Staff costs	203,121	178,893	139,670
Administrative expense
Expense by nature
Share-based payment expense	13,370	13,265	11,780
Total Staff costs	169,972	145,664	113,347
Cost of sales
Expense by nature
Total Staff costs	$ 33,149	$ 33,229	$ 26,323